Shareholder Report, Line Graph (Details) 191665_Defiance Connective Technologies ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 04, 2019	Dec. 31, 2025
Defiance Connective Technologies ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Defiance Connective Technologies ETF NAV
Accumulated Value	$ 20,491	$ 15,280	$ 12,537	$ 17,221	$ 13,708	$ 10,564	$ 10,000	$ 27,614
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	23,166	18,530	14,673	17,918	13,922	11,758	10,000	$ 27,308
BlueStar Connective Technologies Index GTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								BlueStar Connective Technologies Index GTR
Accumulated Value	$ 20,691	$ 15,373	$ 12,646	$ 17,393	$ 13,799	$ 10,596	$ 10,000	$ 27,991